Share Capital - Schedule of Number of Shares and Stated Value of the Outstanding Shares (Details) - Limited Partnership Units [Member] - CAD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Schedule of Number of Shares and Stated Value of the Outstanding Shares [Line Items]
Number of shares	36,158,008	36,159,646
Stated value	$ 88,317	$ 88,321
Class B LP Units [Member]
Schedule of Number of Shares and Stated Value of the Outstanding Shares [Line Items]
Number of shares	18,059,646	18,061,284
Stated value	$ 49,424	$ 49,428
Class C LP Units [Member]
Schedule of Number of Shares and Stated Value of the Outstanding Shares [Line Items]
Number of shares	18,098,362	18,098,362
Stated value	$ 38,893	$ 38,893